Document and Entity Information Document	Apr. 24, 2024
Document Information [Line Items]
Entity Central Index Key	0000038009
Amendment Flag	false
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Apr. 24, 2024
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	FORD MOTOR CREDIT COMPANY LLC
Entity File Number	1-6368
Entity Tax Identification Number	38-1612444
Entity Address, Address Line One	One American Road
Entity Address, City or Town	Dearborn,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48126
City Area Code	313
Local Phone Number	322-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
F/29B
Document Information [Line Items]
Title of 12(b) Security	5.125% Notes due February 20, 2029*
Trading Symbol	F/29B
Security Exchange Name	NYSE
F/28D
Document Information [Line Items]
Title of 12(b) Security	5.625% Notes due October 9, 2028*
Trading Symbol	F/28D
Security Exchange Name	NYSE
F/28B
Document Information [Line Items]
Title of 12(b) Security	6.125% Notes due May 15, 2028*
Trading Symbol	F/28B
Security Exchange Name	NYSE
F/26A
Document Information [Line Items]
Title of 12(b) Security	6.860% Notes due June 5, 2026*
Trading Symbol	F/26A
Security Exchange Name	NYSE
F/27a
Document Information [Line Items]
Title of 12(b) Security	4.867% Notes due August 3, 2027*
Trading Symbol	F/27A
Security Exchange Name	NYSE
F/25i [Member]
Document Information [Line Items]
Title of 12(b) Security	1.355% Notes due February 7, 2025*
Trading Symbol	F/25I
Security Exchange Name	NYSE
F/25K [Member]
Document Information [Line Items]
Title of 12(b) Security	4.535% Notes due March 6, 2025*
Trading Symbol	F/25K
Security Exchange Name	NYSE
F/26N [Member]
Document Information [Line Items]
Title of 12(b) Security	3.350% Notes due Nine Months or More from the Date of Issue due August 20, 2026
Trading Symbol	F/26N
Security Exchange Name	NYSE
F/24L [Member]
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due December 1, 2024*
Trading Symbol	F/24L
Security Exchange Name	NYSE
F/26AB [Member]
Document Information [Line Items]
Title of 12(b) Security	2.386% Notes due February 17, 2026*
Trading Symbol	F/26AB
Security Exchange Name	NYSE
F/25L [Member]
Document Information [Line Items]
Title of 12(b) Security	2.330% Notes due November 25, 2025*
Trading Symbol	F/25L
Security Exchange Name	NYSE
F/24O [Member]
Document Information [Line Items]
Title of 12(b) Security	4.125% Notes due June 20, 2024*
Trading Symbol	F/24O
Security Exchange Name	NYSE
F/24Q [Member]
Document Information [Line Items]
Title of 12(b) Security	3.683% Notes due December 3, 2024*
Trading Symbol	F/24Q
Security Exchange Name	NYSE
F/24R [Member]
Document Information [Line Items]
Title of 12(b) Security	1.744% Notes due July 19, 2024*
Trading Symbol	F/24R
Security Exchange Name	NYSE
F/25M
Document Information [Line Items]
Title of 12(b) Security	3.250% Notes due September 15, 2025*
Trading Symbol	F/25M
Security Exchange Name	NYSE
F/30D
Document Information [Line Items]
Title of 12(b) Security	4.445% Notes due February 14, 2030*
Trading Symbol	F/30D
Security Exchange Name	NYSE
F/24S
Document Information [Line Items]
Title of 12(b) Security	2.748% Notes due June 14, 2024*
Trading Symbol	F/24S
Security Exchange Name	NYSE